RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES TRANSACTIONS

	Year ended December 31
	2025	2024	2023
	U.S. dollars in thousands
Balances With Related Parties:
Promissory note	-	2,151	-
Transactions with Related Parties:
Advisory fees:
Digital assets advisory fees (1)	115	-	-
Finance expenses:
Interest expense related to Promissory note	160	121	-
Share-based compensation:
Research and development income, net	-	62	(163)
General and administrative expenses (2)	6,497	140	76

(1)	In connection with the Private Placement, the Sponsor (a related party) was entitled to advisory fees, including equity-based compensation consisting of ordinary shares, pre-funded warrants and sponsor warrants. See Note 12 for further details.

(2)	On July 31, 2025, the Company’s Board approved the appointment of a new Chief Executive Officer (the “New CEO”), effective July 31, 2025. The newly appointed CEO also joined the Company’s Board.